Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	$ 111,067
Depreciation for the year	22,186	$ 18,347	$ 15,272
Ending Balance	138,938	111,067
Non-cash capital expenditures related to property, plant and equipment	1,999	5,524	13,139
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	14,328
Ending Balance	41,828	14,328
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	15,921
Ending Balance	55,233	15,921
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	22,920
Ending Balance	20,111	22,920
Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	11,845
Ending Balance	8,119	11,845
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	2,227
Ending Balance	2,680	2,227
Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	5,935
Ending Balance	10,403	5,935
Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	37,891
Ending Balance	564	37,891
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	245,959	202,972
Acquisitions through business combinations		727
Adjustments on initial application of IFRS 16	5,899
Additions	44,169	44,148
Transfers	0	(9)
Disposals	(6,350)	(1,723)
Effect of exchange rate changes	(50)	(156)
Ending Balance	289,627	245,959	202,972
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	14,328	14,328
Acquisitions through business combinations		0
Adjustments on initial application of IFRS 16	0
Additions	27,500	0
Transfers	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	41,828	14,328	14,328
Gross carrying amount [member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	31,971	24,944
Acquisitions through business combinations		0
Adjustments on initial application of IFRS 16	0
Additions	6,502	4,268
Transfers	36,884	2,759
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	75,357	31,971	24,944
Gross carrying amount [member] | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	70,468	55,070
Acquisitions through business combinations		700
Adjustments on initial application of IFRS 16	0
Additions	3,909	14,520
Transfers	0	684
Disposals	(51)	(506)
Effect of exchange rate changes	0	0
Ending Balance	74,326	70,468	55,070
Gross carrying amount [member] | Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	45,957	40,192
Acquisitions through business combinations		0
Adjustments on initial application of IFRS 16	0
Additions	1,069	6,084
Transfers	0	96
Disposals	(2,388)	(415)
Effect of exchange rate changes	0	0
Ending Balance	44,638	45,957	40,192
Gross carrying amount [member] | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	12,964	11,887
Acquisitions through business combinations		27
Adjustments on initial application of IFRS 16	0
Additions	884	1,352
Transfers	468	0
Disposals	(638)	(232)
Effect of exchange rate changes	(12)	(70)
Ending Balance	13,666	12,964	11,887
Gross carrying amount [member] | Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	32,380	29,157
Acquisitions through business combinations		0
Adjustments on initial application of IFRS 16	5,899
Additions	4,280	3,879
Transfers	0	0
Disposals	(3,273)	(570)
Effect of exchange rate changes	(38)	(86)
Ending Balance	39,248	32,380	29,157
Gross carrying amount [member] | Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	37,891	27,394
Acquisitions through business combinations		0
Adjustments on initial application of IFRS 16	0
Additions	25	14,045
Transfers	(37,352)	(3,548)
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	564	37,891	27,394
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	134,892	118,397
Depreciation for the year	22,186	18,347
Transfers	0	(7)
Disposals	(6,342)	(1,722)
Effect of exchange rate changes	(47)	(123)
Ending Balance	150,689	134,892	118,397
Accumulated depreciation and amortisation [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Depreciation for the year	0	0
Transfers	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	0	0	0
Accumulated depreciation and amortisation [member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	16,050	14,724
Depreciation for the year	4,074	1,326
Transfers	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	20,124	16,050	14,724
Accumulated depreciation and amortisation [member] | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	47,548	40,163
Depreciation for the year	6,718	7,891
Transfers	0	0
Disposals	(51)	(506)
Effect of exchange rate changes	0	0
Ending Balance	54,215	47,548	40,163
Accumulated depreciation and amortisation [member] | Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	34,112	29,447
Depreciation for the year	4,795	5,087
Transfers	0	(7)
Disposals	(2,388)	(415)
Effect of exchange rate changes	0	0
Ending Balance	36,519	34,112	29,447
Accumulated depreciation and amortisation [member] | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	10,737	10,317
Depreciation for the year	904	710
Transfers	0	0
Disposals	(638)	(232)
Effect of exchange rate changes	(17)	(58)
Ending Balance	10,986	10,737	10,317
Accumulated depreciation and amortisation [member] | Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	26,445	23,746
Depreciation for the year	5,695	3,333
Transfers	0	0
Disposals	(3,265)	(569)
Effect of exchange rate changes	(30)	(65)
Ending Balance	28,845	26,445	23,746
Accumulated depreciation and amortisation [member] | Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Depreciation for the year	0	0
Transfers	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	$ 0	$ 0	$ 0